PARENT ONLY FINANCIAL INFORMATION (Condensed Balance Sheets) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Apr. 30, 2014	Apr. 03, 2014	Feb. 27, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 16, 2008	Dec. 15, 2008	Oct. 08, 2003
Current assets:
Time deposits	$ 69,280,200	$ 106,834,876
Restricted time deposits	23,099,668
Prepaid expenses and other current assets	10,179,811	$ 8,730,124
Total current assets	204,342,426	181,409,030
Other non-current assets	8,178,969	4,369,889
Total assets	254,695,560	217,954,174
Current liabilities:
Accrued expenses and other current liabilities	12,294,473	8,439,410
Other non-current liabilities	1,437,238	1,637,756
Total liabilities	$ 48,551,933	$ 35,066,942
Commitments and contingencies
Shareholders' equity:
Treasury shares (nil and 926,113 Class A ordinary shares as of December 31, 2014 and 2015, respectively, at cost)	$ (7,738,834)
Additional paid-in capital	144,776,619	$ 135,886,427
Accumulated other comprehensive income (loss)	(4,905,419)	1,701,598
Retained earnings	73,955,772	45,246,762
Total shareholders' equity	206,143,627	182,887,232				$ (63,284,084)	$ (34,966,849)
Total liabilities and shareholders' equity	254,695,560	217,954,174
Ordinary shares
Ordinary shares, par value					$ 0.001					$ 0.001
Authorized					1,000,000,000			90,000,000	9,000,000	90,000,000
Issued								13,580,000	1,358,000
Outstanding				50,657,389				13,580,000	1,358,000
Class A [Member]
Shareholders' equity:
Ordinary shares	$ 44,914	$ 23,712
Ordinary shares
Ordinary shares, par value	$ 0.001	$ 0.001	$ 0.001
Authorized	860,000,000	860,000,000			860,000,000
Issued	44,914,538	23,712,758
Outstanding	43,988,425	23,712,758		16,800,000
Treasury shares	926,113
Class B [Member]
Shareholders' equity:
Ordinary shares	$ 10,575	$ 28,733
Ordinary shares
Ordinary shares, par value	$ 0.001	$ 0.001
Authorized	40,000,000	40,000,000			40,000,000
Issued	10,574,896	28,733,024
Outstanding	10,574,896	28,733,024		33,857,389
Parent Company [Member]
Current assets:
Cash	$ 966,276	$ 1,296,102				$ 52,878	$ 133,167
Time deposits	61,196,856	$ 92,182,582
Restricted time deposits	23,099,668
Prepaid expenses and other current assets	1,669,839	$ 2,256,709
Total current assets	86,932,639	95,735,393
Investments and loans to subsidiaries	121,082,908	88,854,260
Total assets	208,015,547	184,589,653
Current liabilities:
Accrued expenses and other current liabilities	1,004,410	449,351
Other non-current liabilities	867,510	1,253,070
Total liabilities	$ 1,871,920	$ 1,702,421
Commitments and contingencies
Shareholders' equity:
Treasury shares (nil and 926,113 Class A ordinary shares as of December 31, 2014 and 2015, respectively, at cost)	$ (7,738,834)
Additional paid-in capital	144,776,619	$ 135,886,427
Accumulated other comprehensive income (loss)	(4,905,419)	1,701,598
Retained earnings	73,955,772	45,246,762
Total shareholders' equity	206,143,627	182,887,232
Total liabilities and shareholders' equity	208,015,547	184,589,653
Parent Company [Member] | Class A [Member]
Shareholders' equity:
Ordinary shares	$ 44,914	$ 23,712
Ordinary shares
Ordinary shares, par value	$ 0.001	$ 0.001
Authorized	860,000,000	860,000,000
Issued	44,914,538	23,712,758
Outstanding	43,988,425	23,712,758
Treasury shares	926,113
Parent Company [Member] | Class B [Member]
Shareholders' equity:
Ordinary shares	$ 10,575	$ 28,733
Ordinary shares
Ordinary shares, par value	$ 0.001	$ 0.001
Authorized	40,000,000	40,000,000
Issued	10,574,896	28,733,024
Outstanding	10,574,896	28,733,024